Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Legal provision	$ 7.8	$ 9.2
Contingent environmental fines	$ 10.6	$ 9.7